Intangible assets	3 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2021	1,415	532	46	1,993
Effects of foreign exchange	(26)	(10)	(1)	(37)
Balance – March 31, 2022	1,389	522	45	1,956

Accumulated amortization
Balance – December 31, 2021	276	124	17	417
Amortization	58	26	4	88
Effects of foreign exchange	(6)	(2)	—	(8)
Balance – March 31, 2022	328	148	21	497

Carrying value
Balance – December 31, 2021	1,139	408	29	1,576
Balance – March 31, 2022	1,061	374	24	1,459